Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TCW Metropolitan West Funds
Entity Central Index Key	0001028621
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000003068
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class I
Trading Symbol	MWHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven largely by the Fund’s defensive posture, characterized by a higher quality bias and broad underweight to high yield corporates. Given the risk-on sentiment that persisted for most of the year, CCC-rated issues led Index performance with over 650 bps of excess returns, resulting in a performance drag for the Fund given the underweight to the cohort. From a sector allocation standpoint, the overweight to financials was additive as they outperformed both industrials and utilities, while select overweights to defensive industrials like communications and non-cyclicals also contributed. However, issue selection detracted somewhat given the focus on higher quality holdings that underperformed those in the Index, while the small off-Index allocation to bank loans further weighed on returns as they lagged high yield corporates for the period.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
3/2015	$10,000	$10,000	$10,000
3/2016	$9,772	$10,175	$9,634
3/2017	$10,713	$10,371	$11,213
3/2018	$11,063	$10,528	$11,637
3/2019	$11,696	$11,005	$12,327
3/2020	$11,718	$11,792	$11,472
3/2021	$13,892	$12,140	$14,185
3/2022	$13,733	$11,627	$14,091
3/2023	$13,187	$11,091	$13,618
3/2024	$14,378	$11,387	$15,137
3/2025	$15,287	$11,984	$16,301

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	6.32%	5.46%	4.34%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.69%	7.28%	5.01%

AssetsNet	$ 418,113,330
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 2,030,106
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$418,113,330 # of Portfolio Holdings325 Portfolio Turnover Rate76% Total Advisory Fees Paid – Net$2,030,106
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporates	78.96%
Bank Loans	14.21%
Short-Term Investments	2.95%
Municipal Bonds	0.27%
U.S. Treasury Securities	0.23%
Common Stock	0.11%
Liabilities in Excess of Other Assets	3.27%

Largest Holdings [Text Block]
Tenet Healthcare Corp.	2.89%
Centene Corp.	2.86%
Post Holdings, Inc.	1.97%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.81%
TransDigm, Inc.	1.78%
CSC Holdings LLC	1.70%
Frontier Communications Holdings LLC	1.46%
Venture Global LNG, Inc.	1.36%
Ferrellgas LP/Ferrellgas Finance Corp.	1.32%
Ball Corp.	1.20%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West High Yield Bond Fund was renamed to the TCW MetWest High Yield Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003069
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class M
Trading Symbol	MWHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven largely by the Fund’s defensive posture, characterized by a higher quality bias and broad underweight to high yield corporates. Given the risk-on sentiment that persisted for most of the year, CCC-rated issues led Index performance with over 650 bps of excess returns, resulting in a performance drag for the Fund given the underweight to the cohort. From a sector allocation standpoint, the overweight to financials was additive as they outperformed both industrials and utilities, while select overweights to defensive industrials like communications and non-cyclicals also contributed. However, issue selection detracted somewhat given the focus on higher quality holdings that underperformed those in the Index, while the small off-Index allocation to bank loans further weighed on returns as they lagged high yield corporates for the period.

Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
3/2015	$10,000	$10,000	$10,000
3/2016	$9,748	$10,175	$9,634
3/2017	$10,659	$10,371	$11,213
3/2018	$10,980	$10,528	$11,637
3/2019	$11,592	$11,005	$12,327
3/2020	$11,585	$11,792	$11,472
3/2021	$13,686	$12,140	$14,185
3/2022	$13,509	$11,627	$14,091
3/2023	$12,927	$11,091	$13,618
3/2024	$14,059	$11,387	$15,137
3/2025	$14,911	$11,984	$16,301

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	6.06%	5.18%	4.08%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.69%	7.28%	5.01%

AssetsNet	$ 418,113,330
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 2,030,106
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$418,113,330 # of Portfolio Holdings325 Portfolio Turnover Rate76% Total Advisory Fees Paid – Net$2,030,106
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporates	78.96%
Bank Loans	14.21%
Short-Term Investments	2.95%
Municipal Bonds	0.27%
U.S. Treasury Securities	0.23%
Common Stock	0.11%
Liabilities in Excess of Other Assets	3.27%

Largest Holdings [Text Block]
Tenet Healthcare Corp.	2.89%
Centene Corp.	2.86%
Post Holdings, Inc.	1.97%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.81%
TransDigm, Inc.	1.78%
CSC Holdings LLC	1.70%
Frontier Communications Holdings LLC	1.46%
Venture Global LNG, Inc.	1.36%
Ferrellgas LP/Ferrellgas Finance Corp.	1.32%
Ball Corp.	1.20%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West High Yield Bond Fund was renamed to the TCW MetWest High Yield Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003070
Shareholder Report [Line Items]
Fund Name	TCW MetWest Intermediate Bond Fund
Class Name	Class I
Trading Symbol	MWIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Intermediate Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight duration position benefitted returns versus the Bloomberg Intermediate U.S. Government/Credit Index as short and intermediate rates reset lower, though yield curve positioning was a moderate drag. From an allocation standpoint, the persistent underweight to corporate credit produced a headwind as the sector performed well for much of the year alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, favorable corporate issue selection among large U.S. banks, pharmaceuticals, and wireless names helped to offset the drag. Within securitized, non-agency CMBS and ABS exposure further benefitted relative performance, led by single-asset single-borrower CMBS deal structures where high quality collateral held up well against broader market volatility, and senior CLOs that offered fundamentally sound yield premiums. Non-agency MBS was also additive as issues generated attractive carry while also maintaining resilient yield spreads despite the risk-off tone to end the period.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate U.S. Government/Credit Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,128	$10,196	$10,206
3/2017	$10,197	$10,241	$10,250
3/2018	$10,240	$10,364	$10,286
3/2019	$10,679	$10,829	$10,722
3/2020	$11,277	$11,796	$11,460
3/2021	$11,814	$11,880	$11,690
3/2022	$11,303	$11,386	$11,211
3/2023	$11,052	$10,842	$11,024
3/2024	$11,287	$11,026	$11,321
3/2025	$11,893	$11,564	$11,961

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	5.38%	1.07%	1.75%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg Intermediate U.S. Government/Credit Index	5.65%	0.86%	1.81%

AssetsNet	$ 646,616,434
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 2,889,189
InvestmentCompanyPortfolioTurnover	643.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$646,616,434 # of Portfolio Holdings489 Portfolio Turnover Rate643% Total Advisory Fees Paid – Net$2,889,189
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	47.56%
Mortgage-Backed	25.58%
Corporates	21.10%
Short-Term Investments	9.54%
Asset-Backed Securities	5.90%
Bank Loans	1.15%
Municipal Bonds	1.11%
Mutual Funds	0.10%
Common Stock	0.09%
Other Security Types	0.12%Footnote Reference*
Liabilities in Excess of Other Assets	(12.25)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
U.S. Treasury Notes	46.30%
UMBS (TBA)	6.30%
Ginnie Mae (TBA)	2.96%
U.S. Treasury Inflation Indexed Notes	1.26%
Fannie Mae Pool MA4733	1.21%
JPMorgan Chase & Co.	0.98%
Wells Fargo & Co.	0.96%
WarnerMedia Holdings, Inc.	0.87%
Bank of America Corp.	0.86%
SLM Student Loan Trust	0.74%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Intermediate Bond Fund was renamed to the TCW MetWest Intermediate Bond Fund on July 29, 2024.

On March 28, the Fund announced that a registration statement had been filed related to the proposed conversion of the fund into an actively managed exchange-traded fund (ETF), expected to be named the TCW Core Plus Bond ETF. Shareholders of the Fund will receive a prospectus/information statement concerning the conversion. Shareholders should read the combined prospectus/information statement, which will contain important information about the proposed conversion, when it becomes available. The conversion does not require shareholder approval.

Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003071
Shareholder Report [Line Items]
Fund Name	TCW MetWest Intermediate Bond Fund
Class Name	Class M
Trading Symbol	MWIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Intermediate Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight duration position benefitted returns versus the Bloomberg Intermediate U.S. Government/Credit Index as short and intermediate rates reset lower, though yield curve positioning was a moderate drag. From an allocation standpoint, the persistent underweight to corporate credit produced a headwind as the sector performed well for much of the year alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, favorable corporate issue selection among large U.S. banks, pharmaceuticals, and wireless names helped to offset the drag. Within securitized, non-agency CMBS and ABS exposure further benefitted relative performance, led by single-asset single-borrower CMBS deal structures where high quality collateral held up well against broader market volatility, and senior CLOs that offered fundamentally sound yield premiums. Non-agency MBS was also additive as issues generated attractive carry while also maintaining resilient yield spreads despite the risk-off tone to end the period.

Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate U.S. Government/Credit Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,103	$10,196	$10,206
3/2017	$10,146	$10,241	$10,250
3/2018	$10,165	$10,364	$10,286
3/2019	$10,587	$10,829	$10,722
3/2020	$11,145	$11,796	$11,460
3/2021	$11,661	$11,880	$11,690
3/2022	$11,121	$11,386	$11,211
3/2023	$10,862	$10,842	$11,024
3/2024	$11,057	$11,026	$11,321
3/2025	$11,640	$11,564	$11,961

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	5.27%	0.87%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg Intermediate U.S. Government/Credit Index	5.65%	0.86%	1.81%

AssetsNet	$ 646,616,434
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 2,889,189
InvestmentCompanyPortfolioTurnover	643.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$646,616,434 # of Portfolio Holdings489 Portfolio Turnover Rate643% Total Advisory Fees Paid – Net$2,889,189
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	47.56%
Mortgage-Backed	25.58%
Corporates	21.10%
Short-Term Investments	9.54%
Asset-Backed Securities	5.90%
Bank Loans	1.15%
Municipal Bonds	1.11%
Mutual Funds	0.10%
Common Stock	0.09%
Other Security Types	0.12%Footnote Reference*
Liabilities in Excess of Other Assets	(12.25)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
U.S. Treasury Notes	46.30%
UMBS (TBA)	6.30%
Ginnie Mae (TBA)	2.96%
U.S. Treasury Inflation Indexed Notes	1.26%
Fannie Mae Pool MA4733	1.21%
JPMorgan Chase & Co.	0.98%
Wells Fargo & Co.	0.96%
WarnerMedia Holdings, Inc.	0.87%
Bank of America Corp.	0.86%
SLM Student Loan Trust	0.74%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Intermediate Bond Fund was renamed to the TCW MetWest Intermediate Bond Fund on July 29, 2024.

On March 28, the Fund announced that a registration statement had been filed related to the proposed conversion of the fund into an actively managed exchange-traded fund (ETF), expected to be named the TCW Core Plus Bond ETF. Shareholders of the Fund will receive a prospectus/information statement concerning the conversion. Shareholders should read the combined prospectus/information statement, which will contain important information about the proposed conversion, when it becomes available. The conversion does not require shareholder approval.

Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000201585
Shareholder Report [Line Items]
Fund Name	TCW MetWest Investment Grade Credit Fund
Class Name	Class I
Trading Symbol	MWIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Intermediate Credit Index was driven largely by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, this was more than offset by strong issue selection within the non-cyclical and communications industries, both of which outperformed over the period. Issue selection within financials was also additive, particularly the emphasis on life insurance and REITs, with disciplined trimming in both crystalizing gains as prices moved higher. Finally, the off-Index allocation to securitized products provided a sizable tailwind to performance given compelling yield premiums across sectors, particularly single-asset single-borrower CMBS, and agency MBS, the latter trading cheap relative to investment grade corporates despite the government guarantee.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Index
6/29/2018	$10,000	$10,000	$10,000
3/2019	$10,920	$10,465	$10,508
3/2020	$11,468	$11,400	$10,853
3/2021	$12,407	$11,480	$11,655
3/2022	$11,759	$11,004	$11,183
3/2023	$11,520	$10,477	$10,973
3/2024	$12,007	$10,655	$11,473
3/2025	$12,788	$11,175	$12,186

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 6/29/2018
Class I	6.50%	2.20%	3.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.66%
Bloomberg U.S. Intermediate Credit Index	6.21%	2.34%	2.97%

Performance Inception Date	Jun. 29, 2018
AssetsNet	$ 27,872,928
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	440.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$27,872,928 # of Portfolio Holdings433 Portfolio Turnover Rate440% Total Advisory Fees Paid – Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporates	54.51%
Mortgage-Backed	29.47%
U.S. Treasury Securities	18.55%
Asset-Backed Securities	5.10%
Short-Term Investments	3.99%
Municipal Bonds	1.59%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(13.23)%

Largest Holdings [Text Block]
U.S. Treasury Notes	17.30%
UMBS (TBA)	9.98%
Ginnie Mae (TBA)	2.75%
JPMorgan Chase & Co.	2.26%
Bank of America Corp.	2.03%
Morgan Stanley	1.37%
Wells Fargo & Co.	1.21%
U.S. Treasury Inflation Indexed Notes	1.17%
Citigroup, Inc.	1.01%
OBX Trust	0.92%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Investment Grade Credit Fund was renamed to the TCW MetWest Investment Grade Credit Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000201586
Shareholder Report [Line Items]
Fund Name	TCW MetWest Investment Grade Credit Fund
Class Name	Class M
Trading Symbol	MWISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Intermediate Credit Index was driven largely by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, this was more than offset by strong issue selection within the non-cyclical and communications industries, both of which outperformed over the period. Issue selection within financials was also additive, particularly the emphasis on life insurance and REITs, with disciplined trimming in both crystalizing gains as prices moved higher. Finally, the off-Index allocation to securitized products provided a sizable tailwind to performance given compelling yield premiums across sectors, particularly single-asset single-borrower CMBS, and agency MBS, the latter trading cheap relative to investment grade corporates despite the government guarantee.

Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Index
6/29/2018	$10,000	$10,000	$10,000
3/2019	$10,902	$10,465	$10,508
3/2020	$11,426	$11,400	$10,853
3/2021	$12,336	$11,480	$11,655
3/2022	$11,667	$11,004	$11,183
3/2023	$11,406	$10,477	$10,973
3/2024	$11,864	$10,655	$11,473
3/2025	$12,609	$11,175	$12,186

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 6/29/2018
Class M	6.28%	1.99%	3.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.66%
Bloomberg U.S. Intermediate Credit Index	6.21%	2.34%	2.97%

Performance Inception Date	Jun. 29, 2018
AssetsNet	$ 27,872,928
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	440.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$27,872,928 # of Portfolio Holdings433 Portfolio Turnover Rate440% Total Advisory Fees Paid – Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporates	54.51%
Mortgage-Backed	29.47%
U.S. Treasury Securities	18.55%
Asset-Backed Securities	5.10%
Short-Term Investments	3.99%
Municipal Bonds	1.59%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(13.23)%

Largest Holdings [Text Block]
U.S. Treasury Notes	17.30%
UMBS (TBA)	9.98%
Ginnie Mae (TBA)	2.75%
JPMorgan Chase & Co.	2.26%
Bank of America Corp.	2.03%
Morgan Stanley	1.37%
Wells Fargo & Co.	1.21%
U.S. Treasury Inflation Indexed Notes	1.17%
Citigroup, Inc.	1.01%
OBX Trust	0.92%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Investment Grade Credit Fund was renamed to the TCW MetWest Investment Grade Credit Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000058169
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Administrative Class
Trading Symbol	MWLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position was the largest contributor to outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index as yields moved lower during the 12-month period ending March 31, 2025. Returns also benefitted from the allocation to agency MBS. While the sector experienced significant volatility, 15 and 30 year lower-yielding coupons held in the portfolio boosted relative returns as these coupons outperformed higher-yielding coupons. Non-agency MBS holdings also benefitted returns as issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. ABS and CMBS exposure contributed further, led by single-asset single-borrower CMBS deal structures and senior CLOs that offered fundamentally sound yield premiums. The Fund’s allocation to corporate credit also benefitted returns as short duration corporates led duration-matched Treasuries over the period, with financials, an emphasis in the Fund, the top performing sector, while further contributions came from pharmaceuticals and healthcare holdings.

Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,013	$10,196	$10,092
3/2017	$10,135	$10,241	$10,117
3/2018	$10,179	$10,364	$10,120
3/2019	$10,451	$10,829	$10,395
3/2020	$10,649	$11,796	$10,958
3/2021	$11,057	$11,880	$10,985
3/2022	$10,753	$11,386	$10,673
3/2023	$10,692	$10,842	$10,694
3/2024	$11,095	$11,026	$11,011
3/2025	$11,740	$11,564	$11,608

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Administrative Class	5.81%	1.97%	1.62%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

AssetsNet	$ 937,123,871
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 3,154,845
InvestmentCompanyPortfolioTurnover	454.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$937,123,871 # of Portfolio Holdings436 Portfolio Turnover Rate454% Total Advisory Fees Paid – Net$3,154,845
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.01%
Corporates	30.06%
U.S. Treasury Securities	20.22%
Asset-Backed Securities	13.42%
Short-Term Investments	2.39%
Municipal Bonds	1.19%
Bank Loans	1.02%
Foreign Government Obligations	0.07%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(21.40)%

Largest Holdings [Text Block]
U.S. Treasury Notes	20.22%
UMBS (TBA)	17.39%
Ginnie Mae (TBA)	3.70%
Ginnie Mae	3.43%
Fannie Mae REMICS	2.68%
JPMorgan Chase & Co.	1.80%
Wells Fargo & Co.	1.58%
JPMorgan Mortgage Acquisition Trust	1.46%
Independence Plaza Trust	1.40%
PRPM LLC	1.40%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003063
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class I
Trading Symbol	MWLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position was the largest contributor to outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index as yields moved lower during the 12-month period ending March 31, 2025. Returns also benefitted from the allocation to agency MBS. While the sector experienced significant volatility, 15 and 30 year lower-yielding coupons held in the portfolio boosted relative returns as these coupons outperformed higher-yielding coupons. Non-agency MBS holdings also benefitted returns as issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. ABS and CMBS exposure contributed further, led by single-asset single-borrower CMBS deal structures and senior CLOs that offered fundamentally sound yield premiums. The Fund’s allocation to corporate credit also benefitted returns as short duration corporates led duration-matched Treasuries over the period, with financials, an emphasis in the Fund, the top performing sector, while further contributions came from pharmaceuticals and healthcare holdings.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,044	$10,196	$10,092
3/2017	$10,191	$10,241	$10,117
3/2018	$10,274	$10,364	$10,120
3/2019	$10,584	$10,829	$10,395
3/2020	$10,811	$11,796	$10,958
3/2021	$11,256	$11,880	$10,985
3/2022	$10,993	$11,386	$10,673
3/2023	$10,953	$10,842	$10,694
3/2024	$11,394	$11,026	$11,011
3/2025	$12,096	$11,564	$11,608

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	6.17%	2.27%	1.92%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

AssetsNet	$ 937,123,871
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 3,154,845
InvestmentCompanyPortfolioTurnover	454.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$937,123,871 # of Portfolio Holdings436 Portfolio Turnover Rate454% Total Advisory Fees Paid – Net$3,154,845
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.01%
Corporates	30.06%
U.S. Treasury Securities	20.22%
Asset-Backed Securities	13.42%
Short-Term Investments	2.39%
Municipal Bonds	1.19%
Bank Loans	1.02%
Foreign Government Obligations	0.07%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(21.40)%

Largest Holdings [Text Block]
U.S. Treasury Notes	20.22%
UMBS (TBA)	17.39%
Ginnie Mae (TBA)	3.70%
Ginnie Mae	3.43%
Fannie Mae REMICS	2.68%
JPMorgan Chase & Co.	1.80%
Wells Fargo & Co.	1.58%
JPMorgan Mortgage Acquisition Trust	1.46%
Independence Plaza Trust	1.40%
PRPM LLC	1.40%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003064
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class M
Trading Symbol	MWLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position was the largest contributor to outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index as yields moved lower during the 12-month period ending March 31, 2025. Returns also benefitted from the allocation to agency MBS. While the sector experienced significant volatility, 15 and 30 year lower-yielding coupons held in the portfolio boosted relative returns as these coupons outperformed higher-yielding coupons. Non-agency MBS holdings also benefitted returns as issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. ABS and CMBS exposure contributed further, led by single-asset single-borrower CMBS deal structures and senior CLOs that offered fundamentally sound yield premiums. The Fund’s allocation to corporate credit also benefitted returns as short duration corporates led duration-matched Treasuries over the period, with financials, an emphasis in the Fund, the top performing sector, while further contributions came from pharmaceuticals and healthcare holdings.

Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,033	$10,196	$10,092
3/2017	$10,158	$10,241	$10,117
3/2018	$10,207	$10,364	$10,120
3/2019	$10,506	$10,829	$10,395
3/2020	$10,709	$11,796	$10,958
3/2021	$11,127	$11,880	$10,985
3/2022	$10,832	$11,386	$10,673
3/2023	$10,782	$10,842	$10,694
3/2024	$11,194	$11,026	$11,011
3/2025	$11,861	$11,564	$11,608

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	5.96%	2.07%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

AssetsNet	$ 937,123,871
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 3,154,845
InvestmentCompanyPortfolioTurnover	454.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$937,123,871 # of Portfolio Holdings436 Portfolio Turnover Rate454% Total Advisory Fees Paid – Net$3,154,845
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.01%
Corporates	30.06%
U.S. Treasury Securities	20.22%
Asset-Backed Securities	13.42%
Short-Term Investments	2.39%
Municipal Bonds	1.19%
Bank Loans	1.02%
Foreign Government Obligations	0.07%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(21.40)%

Largest Holdings [Text Block]
U.S. Treasury Notes	20.22%
UMBS (TBA)	17.39%
Ginnie Mae (TBA)	3.70%
Ginnie Mae	3.43%
Fannie Mae REMICS	2.68%
JPMorgan Chase & Co.	1.80%
Wells Fargo & Co.	1.58%
JPMorgan Mortgage Acquisition Trust	1.46%
Independence Plaza Trust	1.40%
PRPM LLC	1.40%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003074
Shareholder Report [Line Items]
Fund Name	TCW MetWest Strategic Income Fund
Class Name	Class I
Trading Symbol	MWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the ICE BofA U.S. 3-Month Treasury Bill Index, led by securitized products. Non-agency MBS was the largest contributor given steady income and attractive yield premiums that helped the Fund carry a sizeable yield advantage relative to the Index. Non-agency CMBS exposure further benefitted returns, with exposures focused on SASB deals backed by high-quality property types that provided opportunity to capture higher yields by scaling down capital structures without having to sacrifice collateral credit quality. Contributions from the Fund’s ABS holdings were led by mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, positions in corporate credit were additive as both investment grade and high yield issues bested comparable Treasuries.  Finally, the Fund’s positive duration position and emphasis on the front-end of the curve rewarded performance as rates moved lower.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
3/2015	$10,000	$10,000	$10,000
3/2016	$9,975	$10,196	$10,213
3/2017	$10,406	$10,241	$10,454
3/2018	$10,708	$10,364	$10,781
3/2019	$11,072	$10,829	$11,230
3/2020	$10,672	$11,796	$11,712
3/2021	$12,187	$11,880	$11,960
3/2022	$11,851	$11,386	$12,207
3/2023	$11,833	$10,842	$12,763
3/2024	$12,672	$11,026	$13,677
3/2025	$13,626	$11,564	$14,643

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	7.53%	5.01%	3.14%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps	7.06%	4.60%	3.90%

AssetsNet	$ 65,021,931
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 125,166
InvestmentCompanyPortfolioTurnover	237.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$65,021,931 # of Portfolio Holdings536 Portfolio Turnover Rate237% Total Advisory Fees Paid – Net$125,166
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	54.04%
Corporates	22.84%
Asset-Backed Securities	15.00%
Short-Term Investments	10.95%
U.S. Treasury Securities	7.05%
Mutual Funds	0.26%
Municipal Bonds	0.15%
Common Stock	0.12%
Rights	0.02%
Liabilities in Excess of Other Assets	(10.43)%

Largest Holdings [Text Block]
U.S. Treasury Notes	7.05%
UMBS (TBA)	6.16%
Ginnie Mae (TBA)	4.23%
SLM Student Loan Trust	2.38%
GSAA Home Equity Trust	2.16%
FirstKey Homes Trust	1.56%
CIM Trust	1.53%
First Franklin Mortgage Loan Trust	1.27%
Alternative Loan Trust	1.18%
Bank of America Corp.	1.14%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Strategic Income Fund was renamed to the TCW MetWest Strategic Income Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003075
Shareholder Report [Line Items]
Fund Name	TCW MetWest Strategic Income Fund
Class Name	Class M
Trading Symbol	MWSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the ICE BofA U.S. 3-Month Treasury Bill Index, led by securitized products. Non-agency MBS was the largest contributor given steady income and attractive yield premiums that helped the Fund carry a sizeable yield advantage relative to the Index. Non-agency CMBS exposure further benefitted returns, with exposures focused on SASB deals backed by high-quality property types that provided opportunity to capture higher yields by scaling down capital structures without having to sacrifice collateral credit quality. Contributions from the Fund’s ABS holdings were led by mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, positions in corporate credit were additive as both investment grade and high yield issues bested comparable Treasuries.  Finally, the Fund’s positive duration position and emphasis on the front-end of the curve rewarded performance as rates moved lower.

Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
3/2015	$10,000	$10,000	$10,000
3/2016	$9,942	$10,196	$10,213
3/2017	$10,332	$10,241	$10,454
3/2018	$10,618	$10,364	$10,781
3/2019	$10,938	$10,829	$11,230
3/2020	$10,516	$11,796	$11,712
3/2021	$12,003	$11,880	$11,960
3/2022	$11,645	$11,386	$12,207
3/2023	$11,618	$10,842	$12,763
3/2024	$12,392	$11,026	$13,677
3/2025	$13,293	$11,564	$14,643

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	7.27%	4.80%	2.89%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps	7.06%	4.60%	3.90%

AssetsNet	$ 65,021,931
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 125,166
InvestmentCompanyPortfolioTurnover	237.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$65,021,931 # of Portfolio Holdings536 Portfolio Turnover Rate237% Total Advisory Fees Paid – Net$125,166
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	54.04%
Corporates	22.84%
Asset-Backed Securities	15.00%
Short-Term Investments	10.95%
U.S. Treasury Securities	7.05%
Mutual Funds	0.26%
Municipal Bonds	0.15%
Common Stock	0.12%
Rights	0.02%
Liabilities in Excess of Other Assets	(10.43)%

Largest Holdings [Text Block]
U.S. Treasury Notes	7.05%
UMBS (TBA)	6.16%
Ginnie Mae (TBA)	4.23%
SLM Student Loan Trust	2.38%
GSAA Home Equity Trust	2.16%
FirstKey Homes Trust	1.56%
CIM Trust	1.53%
First Franklin Mortgage Loan Trust	1.27%
Alternative Loan Trust	1.18%
Bank of America Corp.	1.14%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Strategic Income Fund was renamed to the TCW MetWest Strategic Income Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000228997
Shareholder Report [Line Items]
Fund Name	TCW MetWest Sustainable Securitized Fund
Class Name	Class I
Trading Symbol	MWESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Significant outperformance versus the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index was driven by exposure across securitized sectors, particularly CMBS. Private label CMBS was one of the strongest performing securitized sectors over the period, rewarding the Fund’s growing overweight position that focused on labeled and unlabeled green SASB deals with attractive yields and premium collateral. Non-agency MBS was additive as disciplined issue selection in both legacy (pre-2008 vintage) and newer vintage offerings drove attractive spread and yield pickup for the Fund. Meanwhile, ABS positioning focused on CLOs and high-quality non-traditional collateral types was beneficial given the tightening of CLOs and sustained demand for the attractive coupons and yields offered by non-traditional ABS sectors. The structural underweight to agency MBS, however, was a headwind, as the sector bested duration-matched Treasuries over the period.  Finally, the Fund's overweight duration position and curve-steepening bias contributed as rates reset lower, led by the front-end of the curve.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Morgage-Backed Securities (MBS) Index
10/01/2021	$10,000	$10,000	$10,000
3/2022	$9,414	$9,408	$9,467
3/2023	$8,751	$8,958	$9,008
3/2024	$9,160	$9,110	$9,133
3/2025	$10,186	$9,554	$9,626

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 10/01/2021
Class I	11.21%	0.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.29%
Bloomberg U.S. Morgage-Backed Securities (MBS) Index	5.39%	-1.08%

Performance Inception Date	Oct. 01, 2021
AssetsNet	$ 16,899,793
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,899,793 # of Portfolio Holdings207 Portfolio Turnover Rate333% Total Advisory Fees Paid – Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	79.67%
Asset-Backed Securities	22.31%
U.S. Treasury Securities	9.08%
Short-Term Investments	0.60%
Liabilities in Excess of Other Assets	(11.66)%

Largest Holdings [Text Block]
Ginnie Mae (TBA)	8.53%
U.S. Treasury Notes	5.70%
Ginnie Mae	4.78%
UMBS (TBA)	3.62%
Fannie Mae REMICS	2.59%
Towd Point Mortgage Trust	2.46%
U.S. Treasury Bonds	2.36%
Credit Suisse Mortgage Capital Trust	2.18%
ALLO Issuer LLC	2.02%
MHC Trust	1.83%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Sustainable Securitized Fund was renamed to the TCW MetWest Sustainable Securitized Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000228996
Shareholder Report [Line Items]
Fund Name	TCW MetWest Sustainable Securitized Fund
Class Name	Class M
Trading Symbol	MWERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Significant outperformance versus the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index was driven by exposure across securitized sectors, particularly CMBS. Private label CMBS was one of the strongest performing securitized sectors over the period, rewarding the Fund’s growing overweight position that focused on labeled and unlabeled green SASB deals with attractive yields and premium collateral. Non-agency MBS was additive as disciplined issue selection in both legacy (pre-2008 vintage) and newer vintage offerings drove attractive spread and yield pickup for the Fund. Meanwhile, ABS positioning focused on CLOs and high-quality non-traditional collateral types was beneficial given the tightening of CLOs and sustained demand for the attractive coupons and yields offered by non-traditional ABS sectors. The structural underweight to agency MBS, however, was a headwind, as the sector bested duration-matched Treasuries over the period.  Finally, the Fund's overweight duration position and curve-steepening bias contributed as rates reset lower, led by the front-end of the curve.

Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Morgage-Backed Securities (MBS) Index
10/01/2021	$10,000	$10,000	$10,000
3/2022	$9,440	$9,408	$9,467
3/2023	$8,765	$8,958	$9,008
3/2024	$9,145	$9,110	$9,133
3/2025	$10,161	$9,554	$9,626

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 10/01/2021
Class M	11.11%	0.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.29%
Bloomberg U.S. Morgage-Backed Securities (MBS) Index	5.39%	-1.08%

Performance Inception Date	Oct. 01, 2021
AssetsNet	$ 16,899,793
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,899,793 # of Portfolio Holdings207 Portfolio Turnover Rate333% Total Advisory Fees Paid – Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	79.67%
Asset-Backed Securities	22.31%
U.S. Treasury Securities	9.08%
Short-Term Investments	0.60%
Liabilities in Excess of Other Assets	(11.66)%

Largest Holdings [Text Block]
Ginnie Mae (TBA)	8.53%
U.S. Treasury Notes	5.70%
Ginnie Mae	4.78%
UMBS (TBA)	3.62%
Fannie Mae REMICS	2.59%
Towd Point Mortgage Trust	2.46%
U.S. Treasury Bonds	2.36%
Credit Suisse Mortgage Capital Trust	2.18%
ALLO Issuer LLC	2.02%
MHC Trust	1.83%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Sustainable Securitized Fund was renamed to the TCW MetWest Sustainable Securitized Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000058170
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Administrative Class
Trading Symbol	MWTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Bond Index
3/2015	$10,000	$10,000
3/2016	$10,096	$10,196
3/2017	$10,155	$10,241
3/2018	$10,239	$10,364
3/2019	$10,686	$10,829
3/2020	$11,520	$11,796
3/2021	$11,888	$11,880
3/2022	$11,307	$11,386
3/2023	$10,616	$10,842
3/2024	$10,735	$11,026
3/2025	$11,241	$11,564

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Administrative Class	4.71%	-0.49%	1.18%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 34,953,444,856
Holdings Count | Holding	1,528
Advisory Fees Paid, Amount	$ 147,565,058
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,953,444,856 # of Portfolio Holdings1,528 Portfolio Turnover Rate418% Total Advisory Fees Paid – Net$147,565,058
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003065
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I
Trading Symbol	MWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
3/2015	$10,000	$10,000
3/2016	$10,131	$10,196
3/2017	$10,225	$10,241
3/2018	$10,345	$10,364
3/2019	$10,833	$10,829
3/2020	$11,718	$11,796
3/2021	$12,132	$11,880
3/2022	$11,577	$11,386
3/2023	$10,906	$10,842
3/2024	$11,065	$11,026
3/2025	$11,624	$11,564

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	5.06%	-0.16%	1.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 34,953,444,856
Holdings Count | Holding	1,528
Advisory Fees Paid, Amount	$ 147,565,058
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,953,444,856 # of Portfolio Holdings1,528 Portfolio Turnover Rate418% Total Advisory Fees Paid – Net$147,565,058
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000218401
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I-2
Trading Symbol	MWTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I-2	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Line Graph [Table Text Block]
	Class I-2	Bloomberg U.S. Aggregate Bond Index
3/06/2020	$10,000	$10,000
3/2020	$9,707	$9,758
3/2021	$10,062	$9,827
3/2022	$9,594	$9,419
3/2023	$9,021	$8,969
3/2024	$9,156	$9,121
3/2025	$9,613	$9,566

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 3/06/2020
Class I-2	4.99%	-0.19%	-0.78%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	-0.67%

Performance Inception Date	Mar. 06, 2020
AssetsNet	$ 34,953,444,856
Holdings Count | Holding	1,528
Advisory Fees Paid, Amount	$ 147,565,058
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,953,444,856 # of Portfolio Holdings1,528 Portfolio Turnover Rate418% Total Advisory Fees Paid – Net$147,565,058
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003066
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class M
Trading Symbol	MWTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Bond Index
3/2015	$10,000	$10,000
3/2016	$10,099	$10,196
3/2017	$10,169	$10,241
3/2018	$10,265	$10,364
3/2019	$10,725	$10,829
3/2020	$11,576	$11,796
3/2021	$11,958	$11,880
3/2022	$11,398	$11,386
3/2023	$10,703	$10,842
3/2024	$10,836	$11,026
3/2025	$11,373	$11,564

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	4.96%	-0.35%	1.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 34,953,444,856
Holdings Count | Holding	1,528
Advisory Fees Paid, Amount	$ 147,565,058
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,953,444,856 # of Portfolio Holdings1,528 Portfolio Turnover Rate418% Total Advisory Fees Paid – Net$147,565,058
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000102908
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Plan Class
Trading Symbol	MWTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Line Graph [Table Text Block]
	Plan Class	Bloomberg U.S. Aggregate Bond Index
3/2015	$10,000	$10,000
3/2016	$10,133	$10,196
3/2017	$10,238	$10,241
3/2018	$10,359	$10,364
3/2019	$10,856	$10,829
3/2020	$11,756	$11,796
3/2021	$12,185	$11,880
3/2022	$11,637	$11,386
3/2023	$10,963	$10,842
3/2024	$11,136	$11,026
3/2025	$11,713	$11,564

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Plan Class	5.18%	-0.07%	1.59%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 34,953,444,856
Holdings Count | Holding	1,528
Advisory Fees Paid, Amount	$ 147,565,058
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,953,444,856 # of Portfolio Holdings1,528 Portfolio Turnover Rate418% Total Advisory Fees Paid – Net$147,565,058
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003072
Shareholder Report [Line Items]
Fund Name	TCW MetWest Ultra Short Bond Fund
Class Name	Class I
Trading Symbol	MWUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position drove outperformance versus the ICE BofA 1-Year U.S. Treasury Index as yields moved lower. Diversified exposure to fixed income spread sectors benefitted relative performance, particularly securitized products. The allocation to residential MBS contributed as the agency MBS sector tightened, despite volatility throughout the period, while non-agency MBS issues generated attractive carry and yield spreads were resilient, despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure further benefitted relative performance, led by single-asset single-borrower CMBS deal structures where high quality collateral held up well against broader market volatility and senior CLOs that offered a favorable blend of spread premiums with robust structures that held up well throughout the year. The Fund’s position in corporate credit also boosted returns as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025, with the emphasis on financials particularly additive.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,034	$10,196	$10,028
3/2017	$10,141	$10,241	$10,083
3/2018	$10,250	$10,364	$10,174
3/2019	$10,510	$10,829	$10,426
3/2020	$10,697	$11,796	$10,839
3/2021	$10,849	$11,880	$10,872
3/2022	$10,718	$11,386	$10,761
3/2023	$10,814	$10,842	$10,922
3/2024	$11,280	$11,026	$11,370
3/2025	$11,955	$11,564	$11,983

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	5.98%	2.25%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-Year U.S. Treasury Index	4.98%	1.88%	1.73%

AssetsNet	$ 46,426,472
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	553.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$46,426,472 # of Portfolio Holdings210 Portfolio Turnover Rate553% Total Advisory Fees Paid – Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	42.28%
U.S. Treasury Securities	35.44%
Corporates	26.04%
Asset-Backed Securities	11.62%
Short-Term Investments	3.24%
Municipal Bonds	0.20%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(18.84)%

Largest Holdings [Text Block]
U.S. Treasury Notes	31.74%
UMBS (TBA)	14.52%
Ginnie Mae	5.53%
U.S. International Development Finance Corp.	3.70%
Ginnie Mae (TBA)	3.25%
Fannie Mae REMICS	3.20%
JPMorgan Chase & Co.	2.48%
Bank of America Corp.	2.24%
Morgan Stanley	1.98%
Citigroup, Inc.	1.73%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Ultra Short Bond Fund was renamed to the TCW MetWest Ultra Short Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003073
Shareholder Report [Line Items]
Fund Name	TCW MetWest Ultra Short Bond Fund
Class Name	Class M
Trading Symbol	MWUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position drove outperformance versus the ICE BofA 1-Year U.S. Treasury Index as yields moved lower. Diversified exposure to fixed income spread sectors benefitted relative performance, particularly securitized products. The allocation to residential MBS contributed as the agency MBS sector tightened, despite volatility throughout the period, while non-agency MBS issues generated attractive carry and yield spreads were resilient, despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure further benefitted relative performance, led by single-asset single-borrower CMBS deal structures where high quality collateral held up well against broader market volatility and senior CLOs that offered a favorable blend of spread premiums with robust structures that held up well throughout the year. The Fund’s position in corporate credit also boosted returns as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025, with the emphasis on financials particularly additive.

Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,018	$10,196	$10,028
3/2017	$10,132	$10,241	$10,083
3/2018	$10,201	$10,364	$10,174
3/2019	$10,443	$10,829	$10,426
3/2020	$10,636	$11,796	$10,839
3/2021	$10,746	$11,880	$10,872
3/2022	$10,623	$11,386	$10,761
3/2023	$10,676	$10,842	$10,922
3/2024	$11,117	$11,026	$11,370
3/2025	$11,764	$11,564	$11,983

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	5.82%	2.04%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-Year U.S. Treasury Index	4.98%	1.88%	1.73%

AssetsNet	$ 46,426,472
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	553.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$46,426,472 # of Portfolio Holdings210 Portfolio Turnover Rate553% Total Advisory Fees Paid – Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	42.28%
U.S. Treasury Securities	35.44%
Corporates	26.04%
Asset-Backed Securities	11.62%
Short-Term Investments	3.24%
Municipal Bonds	0.20%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(18.84)%

Largest Holdings [Text Block]
U.S. Treasury Notes	31.74%
UMBS (TBA)	14.52%
Ginnie Mae	5.53%
U.S. International Development Finance Corp.	3.70%
Ginnie Mae (TBA)	3.25%
Fannie Mae REMICS	3.20%
JPMorgan Chase & Co.	2.48%
Bank of America Corp.	2.24%
Morgan Stanley	1.98%
Citigroup, Inc.	1.73%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Ultra Short Bond Fund was renamed to the TCW MetWest Ultra Short Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000105186
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	MWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index, led by securitized products. CMBS holdings contributed the most, with exposures focused on single-asset single-borrower deals backed by high-quality properties that provided opportunity to capture higher yields without having to sacrifice collateral credit quality. Non-agency MBS was also a large contributor given steady income and attractive yield premiums. Contributions from the Fund’s ABS holdings were led by single family rentals and mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, corporate credit was mixed, with higher quality high yield allocations underperforming, while investment grade positions contributed given tighter spreads and heightened investor demand that lasted through early 2025. Finally, the Fund’s positive duration position and emphasis on the front-end of the yield curve significantly rewarded performance as rates moved lower.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,029	$10,196	$10,009
3/2017	$10,473	$10,241	$10,039
3/2018	$10,734	$10,364	$10,144
3/2019	$11,121	$10,829	$10,356
3/2020	$10,886	$11,796	$10,571
3/2021	$12,122	$11,880	$10,581
3/2022	$11,772	$11,386	$10,587
3/2023	$11,578	$10,842	$10,862
3/2024	$12,257	$11,026	$11,446
3/2025	$13,180	$11,564	$12,022

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	7.53%	3.90%	2.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	5.03%	2.60%	1.86%

AssetsNet	$ 2,745,021,132
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 17,023,203
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,745,021,132 # of Portfolio Holdings868 Portfolio Turnover Rate188% Total Advisory Fees Paid – Net$17,023,203
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	59.57%
Corporates	17.48%
Asset-Backed Securities	12.10%
Short-Term Investments	10.25%
Bank Loans	3.46%
U.S. Treasury Securities	3.31%
Foreign Government Obligations	1.73%
Municipal Bonds	0.33%
Common Stock	0.31%
Other Security Types	0.28%Footnote Reference*
Liabilities in Excess of Other Assets	(8.82)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
UMBS (TBA)	4.88%
Ginnie Mae (TBA)	4.02%
U.S. Treasury Notes	3.31%
CIM Trust	3.24%
SLM Student Loan Trust	1.33%
Freddie Mac Pool SD8275	1.10%
IndyMac Index Mortgage Loan Trust	1.04%
ACE Securities Corp. Home Equity Loan Trust	1.03%
HSI Asset Securitization Corp. Trust	0.93%
BX Trust	0.89%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000105185
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class M
Trading Symbol	MWCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index, led by securitized products. CMBS holdings contributed the most, with exposures focused on single-asset single-borrower deals backed by high-quality properties that provided opportunity to capture higher yields without having to sacrifice collateral credit quality. Non-agency MBS was also a large contributor given steady income and attractive yield premiums. Contributions from the Fund’s ABS holdings were led by single family rentals and mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, corporate credit was mixed, with higher quality high yield allocations underperforming, while investment grade positions contributed given tighter spreads and heightened investor demand that lasted through early 2025. Finally, the Fund’s positive duration position and emphasis on the front-end of the yield curve significantly rewarded performance as rates moved lower.

Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
3/2015	$10,000	$10,000	$10,000
3/2016	$9,998	$10,196	$10,009
3/2017	$10,409	$10,241	$10,039
3/2018	$10,636	$10,364	$10,144
3/2019	$10,988	$10,829	$10,356
3/2020	$10,717	$11,796	$10,571
3/2021	$11,910	$11,880	$10,581
3/2022	$11,535	$11,386	$10,587
3/2023	$11,313	$10,842	$10,862
3/2024	$11,944	$11,026	$11,446
3/2025	$12,807	$11,564	$12,022

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	7.23%	3.63%	2.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	5.03%	2.60%	1.86%

AssetsNet	$ 2,745,021,132
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 17,023,203
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,745,021,132 # of Portfolio Holdings868 Portfolio Turnover Rate188% Total Advisory Fees Paid – Net$17,023,203
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	59.57%
Corporates	17.48%
Asset-Backed Securities	12.10%
Short-Term Investments	10.25%
Bank Loans	3.46%
U.S. Treasury Securities	3.31%
Foreign Government Obligations	1.73%
Municipal Bonds	0.33%
Common Stock	0.31%
Other Security Types	0.28%Footnote Reference*
Liabilities in Excess of Other Assets	(8.82)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
UMBS (TBA)	4.88%
Ginnie Mae (TBA)	4.02%
U.S. Treasury Notes	3.31%
CIM Trust	3.24%
SLM Student Loan Trust	1.33%
Freddie Mac Pool SD8275	1.10%
IndyMac Index Mortgage Loan Trust	1.04%
ACE Securities Corp. Home Equity Loan Trust	1.03%
HSI Asset Securitization Corp. Trust	0.93%
BX Trust	0.89%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000218402
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Plan Class
Trading Symbol	MWCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended March 31, 2025.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index, led by securitized products. CMBS holdings contributed the most, with exposures focused on single-asset single-borrower deals backed by high-quality properties that provided opportunity to capture higher yields without having to sacrifice collateral credit quality. Non-agency MBS was also a large contributor given steady income and attractive yield premiums. Contributions from the Fund’s ABS holdings were led by single family rentals and mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, corporate credit was mixed, with higher quality high yield allocations underperforming, while investment grade positions contributed given tighter spreads and heightened investor demand that lasted through early 2025. Finally, the Fund’s positive duration position and emphasis on the front-end of the yield curve significantly rewarded performance as rates moved lower.

Line Graph [Table Text Block]
	Plan Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
3/06/2020	$10,000	$10,000	$10,000
3/2020	$9,312	$9,758	$10,008
3/2021	$10,378	$9,827	$10,017
3/2022	$10,084	$9,419	$10,023
3/2023	$9,932	$8,969	$10,283
3/2024	$10,522	$9,121	$10,836
3/2025	$11,310	$9,566	$11,381

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 3/06/2020
Plan Class	7.49%	3.96%	2.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	-0.67%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	5.03%	2.60%	2.61%

Performance Inception Date	Mar. 06, 2020
AssetsNet	$ 2,745,021,132
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 17,023,203
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,745,021,132 # of Portfolio Holdings868 Portfolio Turnover Rate188% Total Advisory Fees Paid – Net$17,023,203
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	59.57%
Corporates	17.48%
Asset-Backed Securities	12.10%
Short-Term Investments	10.25%
Bank Loans	3.46%
U.S. Treasury Securities	3.31%
Foreign Government Obligations	1.73%
Municipal Bonds	0.33%
Common Stock	0.31%
Other Security Types	0.28%Footnote Reference*
Liabilities in Excess of Other Assets	(8.82)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]
UMBS (TBA)	4.88%
Ginnie Mae (TBA)	4.02%
U.S. Treasury Notes	3.31%
CIM Trust	3.24%
SLM Student Loan Trust	1.33%
Freddie Mac Pool SD8275	1.10%
IndyMac Index Mortgage Loan Trust	1.04%
ACE Securities Corp. Home Equity Loan Trust	1.03%
HSI Asset Securitization Corp. Trust	0.93%
BX Trust	0.89%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature